Condensed Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows From Operating Activities
Net Loss	$ (375,199)	$ (683,681)	$ (2,179,294)	$ (2,077,993)
Adjustments to reconcile net loss to net cash used in operating activities
Stock based compensation expense	55,051	111,487	307,918	220,206
Increase in current assets		(12,139)
Expenses paid by Sanovas on behalf of Company, net	210,711	197,826	548,148	343,057
Increase in accounts payable and accrued liabilities	11,185	(12,724)	109,851	136,214
(Increase) decrease in deferred offering costs			43,787	(43,787)
Increase in accrued interest	1,460		2,619
Total adjustments	278,407	284,450	1,012,323	655,690
Net cash used in operating activities	(96,792)	(399,231)	(1,166,971)	(1,422,303)
Cash Flows From Financing Activities
Proceeds from common stock sold, net of costs	60,500	398,097	1,083,199	1,395,141
Proceeds from exercise of warrants			13,500
Advances from officer	33,900		73,000
Decrease in stockholders’ refund payable				(25,000)
Net cash provided by financing activities	94,400	398,097	1,169,699	1,370,141
Net increase (decrease) in cash	(2,392)	(1,134)	2,728	(52,162)
Cash at beginning of period	4,947	2,219	2,219	54,381
Cash at end of period	$ 2,555	$ 1,085	4,947	2,219
Supplemental information:
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology LLC (Note C)			390,358	358,126
Exchange of common stock by Sanovas Ophthalomology LLC for pre-funded warrants			$ 2,801